Cash Flow Information (Restated) - Schedule of Cash Flow Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation from net loss after tax to net cash used in operations
Net loss	$ (139,446,204)	$ (5,450,213)
Depreciation (note 10)	6,642	6,757
Amortisation (note 14)	19,359
Listing expenses (note 4)	76,007,159
Merger expenses	962,500
Gain/loss on fair value of warrants (note 20)	20,623,381
Finance expenses	28,710,000
Share based payment expense (note 25)	608,156
Issue of shares to directors and management in lieu of fees (note 24)	182,534
Share of net losses of associate (note 13)	2,263
Foreign exchange	91,381	(5,664)
(Increase) / Decrease in trade and other receivables	(2,385,927)	(50,404)
(Increase) in trade and other payables	9,959,378	3,081,707
(Increase) in provisions	16,742	7,458
Increase in related party payable		34,603
Fair value of identifiable net assets of Sizzle at 29 February 2024 (note 29)	(10,473,822)
Increase in other receivables		(3,033)
Other	(5,899)
Net cash (used in) operating activities	$ (15,122,354)	$ (2,378,789)